SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2022
SEGMENTED INFORMATION
Segmented Information

21. SEGMENTED INFORMATION

The Company’s revenues for the three and six months ended June 30, 2022 are all attributable to Mexico, from shipments of concentrate produced by the Avino Mine, and is considered to be one single reportable operating segment.

On the condensed consolidated interim statements of operations, the Company had revenue from the following product mixes:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Silver	$3,372	$-	$7,268	$15
Copper	5,206	-	12,259	9
Gold	2,389	-	4,831	5
Penalties, treatment costs and refining charges	(1,597)	-	(3,938)	-
Total revenue from mining operations	$9,370	$-	$20,420	$29

For the three and six months ended June 30, 2022, the Company had four customers (June 30, 2021 – one customer) that accounted for total revenues as follows:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Customer #1	$8,874	$-	$17,859	$-
Customer #2	514	-	1,746	-
Other customers	(18)	-	815	29
Total revenue from mining operations	$9,370	$-	$20,420	$29

Geographical information relating to the Company’s non-current assets (other than financial instruments) is as follows:

	June 30, 2022	December 31, 2021
Exploration and evaluation assets - Mexico	$46,074	$11,052
Exploration and evaluation assets - Canada	1	1
Total exploration and evaluation assets	$46,075	$11,053

	June 30, 2022	December 31, 2021
Plant, equipment, and mining properties - Mexico	$40,242	$35,390
Plant, equipment, and mining properties - Canada	305	285
Total plant, equipment, and mining properties	$40,547	$35,675